Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisition
The purchase price of both acquisitions has been allocated as follows (in thousands):

	Virginia Savings	Community	Total
Date of acquisition	May 31, 2012	January 10, 2013

Consideration:
Cash	$4,672	$12,738	$17,410
Common stock	7,723	27,783	35,506
Warrant issued	—	725	725
	$12,395	$41,246	$53,641

Identifiable assets:
Cash and cash equivalents	$24,943	$8,888	$33,831
Investment securities	14,082	17,659	31,741
Loans	73,463	372,169	445,632
Bank owned life insurance	—	6,935	6,935
Premises and equipment	5,158	8,950	14,108
Deferred tax asset, net	4,173	15,228	19,401
Other assets	4,626	7,989	12,615
Total identifiable assets	126,445	437,818	564,263

Identifiable liabilities:
Deposits	122,723	383,070	505,793
Other liabilities	841	24,484	25,325
Total identifiable liabilities	123,564	407,554	531,118

Net identifiable assets	2,881	30,264	33,145
Goodwill	8,241	8,271	16,512
Core deposit intangible	1,273	2,711	3,984
	$12,395	$41,246	$53,641

Acquired Loans At Acquisition
The following table presents information regarding the purchased credit-impaired and noncredit-impaired loans acquired in conjunction with both acquisitions (in thousands):

	Virginia
	Savings	Community	Total
Acquired Credit-Impaired
Contractually required principal and interest	$11,567	$55,983	$67,550
Contractual cash flows not expected to be collected (non-accretable difference)	(3,973)	(19,758)	(23,731)
Expected cash flows	7,594	36,225	43,819
Interest component of expected cash flows (accretable difference)	(954)	(5,469)	(6,423)
Estimated fair value of purchased credit impaired loans acquired	$6,640	$30,756	$37,396

Acquired NonCredit-Impaired
Outstanding balance	$72,476	$356,822	$429,298
Less: fair value adjustment	(5,653)	(15,409)	(21,062)
Fair value of acquired noncredit-impaired loans	$66,823	$341,413	$408,236

Schedule Of Intangible Assets
The following table presents a rollforward of the Company’s intangible assets from the beginning of the year (in thousands):

Intangible Assets
Beginning balance	$2,069
Core deposit intangible acquired in conjunction with the acquisition of Community	2,711
Amortization expense	(1,039)
Ending balance	$3,741
The following table summarizes core deposit intangibles, which are subject to amortization (in thousands):

	2013	2012

Gross carrying amount	$8,387	$5,677
Accumulated amortization	(4,646)	(3,608)
	$3,741	$2,069

Schedule Of Goodwill
The following table presents a rollforward of goodwill from the beginning of the year (in thousands):

Goodwill
Beginning balance	$62,988
Adjustments to goodwill acquired in conjunction with the acquisition of Virginia Savings	142
Goodwill acquired in conjunction with the acquisition of Community	8,271
Ending balance	$71,401